SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
Share capital:

	December 31,
	2018		2017
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	25,754,297	150,000,000	25,750,547

Schedule of Changes in Share Capital
Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding at January 1, 2017	25,480,809	509,616

Exercise of options	269,738	5,395

Outstanding at December 31, 2017	25,750,547	515,011

Exercise of options	3,750	75

Outstanding at December 31, 2018	25,754,297	515,086

Schedule of Composition Non-Controlling Interests
Composition of non-controlling interests in the statement of financial position:

	December 31,
	2018	2017

Shares issuance to non-controlling interests	$160		$-
Share-based compensation	147		-

Share-based compensation – Attributable to non-controlling interests	307		-

Accumulated loss attributed to non-controlling interests	(54)		-

	$253	$